Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables.
Indirect tax receivable	$ 2,299
Other receivables	6	$ 53
Trade receivable due from related parties containing provisional pricing feature	18,576
Trade and other receivables	$ 20,881	$ 53